SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Insured by the FDIC	$ 250,000	$ 250,000	$ 250,000
Prepaid expenses	579,382	752,931	40,333
Allowance for bad debt	57,050	57,050	0
Accounts receivable	280,000
Stock based consulting expenses	181,564		33,287
Options outstanding	1,147,692	1,338,076	153,846
Warrants outstanding	685,183
Restricted stock outstanding	100,000
Patent monetization revenue		3,418,371
Capital raised		$ 5,778,000